SEGMENT REPORTING (Details 1) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Segment Reporting [Line Items]
long-lived assets	$ 36,425	¥ 5,684,102	¥ 5,787,484
JAPAN
Segment Reporting [Line Items]
long-lived assets	35,171	5,488,460	5,605,494
International [Member]
Segment Reporting [Line Items]
long-lived assets	$ 1,254	¥ 195,642	¥ 181,990